Expense Example - Harbor Bond Fund	Retirement Class One Year	Retirement Class Three Years	Retirement Class Five Years	Retirement Class Ten Years	Institutional Class One Year	Institutional Class Three Years	Institutional Class Five Years	Institutional Class Ten Years	Administrative Class One Year	Administrative Class Three Years	Administrative Class Five Years	Administrative Class Ten Years
USD ($)	55	197	351	800	63	222	395	896	89	301	531	1,191